ORGANIZATION AND DESCRIPTION OF BUSINESS (Details 4) (USD $)	4 Months Ended	6 Months Ended	12 Months Ended		28 Months Ended	1 Months Ended					1 Months Ended				1 Months Ended
	Dec. 31, 2011	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Aug. 31, 2013 Exchange Of Related Party Debt Transaction Barry Honig, Board Member	Jul. 31, 2014 Warrant to purchase common stock Subsequent event	Jul. 30, 2014 Warrant to purchase common stock Subsequent event	Jul. 14, 2014 Warrant to purchase common stock Subsequent event	Jul. 02, 2014 Warrant to purchase common stock Subsequent event	Aug. 31, 2013 Convertible Series E Preferred Stock	Aug. 31, 2013 Convertible Series E Preferred Stock Exchange Of Related Party Debt Transaction Barry Honig, Board Member	Aug. 31, 2013 Convertible Series E Preferred Stock Warrant to purchase common stock	Aug. 31, 2013 Convertible Series E Preferred Stock Warrant to purchase common stock Exchange Of Related Party Debt Transaction Senior secured convertible promissory note	Jul. 31, 2014 Common stock Subsequent event
ORGANIZATION AND DESCRIPTION OF BUSINESS
Net loss	$ 11,791,302	$ 7,000,000	$ 14,103,388	$ 49,103,047	$ 74,825,220
Net cash used in operations		4,600,000	7,242,764	9,943,307	19,148,530
Total accumulated deficit since inception		(107,000,000)	(100,000,000)
Going Concern
Shares issued in private placement											10,533				35,854,259
Number of shares of common stock to be acquired							14,341,676	2,725,454	984,700	10,631,522			12,639,600	782,400
Net proceeds from private placement			10,227,079	1,000,000	14,511,475						10,200,000				11,100,000
Number of shares issued in exchange for outstanding principal and accrued interest to related party						652						652
Amount owed by the Company under a Credit Facility Agreement to related party						$ 646,000